Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using the equity method
Schedule of carrying values of joint ventures

	31 December	31 December
	2021	2020
Sofra	13,202	11,959

Schedule of carrying value of associates

	31 December	31 December
	2021	2020
TOGG	665,382	91,967

Schedule of movement in joint ventures and associates

	31 December	31 December
	2021	2020
Opening balance	103,926	41,701
Shares of profit/(loss)	90,090	(13,775)
Contribution to capital increase	484,568	76,000
	678,584	103,926